Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Metal sales	$ 940,914	$ 1,026,685
Cost of sales
Production costs	449,748	445,183
Depreciation and amortization	200,958	218,084
Cost of sales	650,706	663,267
Earnings (loss) from mine operations	290,208	363,418
Exploration and evaluation expenses	18,314	12,493
Mine standby costs	15,433	13,665
General and administrative expenses	36,657	28,533
Employee benefit plan expense	2,317	2,849
Share-based payments expense	7,945	10,692
Impairment of property, plant and equipment	13,926	0
Write-down of assets	9,106	38,660
Foreign exchange gain	(26,421)	(3,997)
Earnings from operations	212,931	260,523
Other income (expense)	9,944	(3,321)
Finance costs	(71,809)	(50,874)
Earnings from continuing operations before income tax	151,066	206,328
Income tax expense	139,970	82,361
Net earnings from continuing operations	11,096	123,967
Net loss from discontinued operations, net of tax	(146,802)	(6,352)
Net (loss) earnings for the year	(135,706)	117,615
Attributable to:
Shareholders of the Company	(136,020)	124,795
Non-controlling interests	314	(7,180)
Net (loss) earnings for the year	(135,706)	117,615
(Loss) earnings attributable to shareholders of the Company:
Continuing operations	10,782	131,147
Discontinued operations	(146,802)	(6,352)
Earnings (loss) attributable to shareholders of the Company	$ (136,020)	$ 124,795
Weighted average number of shares outstanding (thousands):
Basic (in shares)	180,296,588	171,047,400
Diluted (in shares)	181,764,907	175,230,880
Net (loss) earnings per share attributable to shareholders of the Company:
Basic (loss) earnings per share (in dollars per share)	$ (0.75)	$ 0.73
Diluted (loss) earnings per share (in dollars per share)	(0.75)	0.71
Net earnings per share attributable to shareholders of the Company - continuing operations:
Basic earnings per share (in dollars per share)	0.06	0.77
Diluted earnings per share (in dollars per share)	$ 0.06	$ 0.75